Deferred Government Grants (Details) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project USD ($)	Dec. 31, 2014 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project CNY	Dec. 31, 2013 Beijing Zhongguancun Development Group Term Loan For Funding Vaccine Research Project USD ($)	Dec. 31, 2014 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2013 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2012 Grants for pandemic influenza vaccine USD ($)	Dec. 31, 2007 Grants for pandemic influenza vaccine CNY	Dec. 31, 2014 Grants for pandemic influenza vaccine CNY	Dec. 31, 2013 Grants for pandemic influenza vaccine CNY	Dec. 31, 2014 Grants received in 2009 for H1N1 USD ($)	Dec. 31, 2013 Grants received in 2009 for H1N1 USD ($)	Dec. 31, 2012 Grants received in 2009 for H1N1 USD ($)	Dec. 31, 2009 Grants received in 2009 for H1N1 USD ($)	Dec. 31, 2009 Grants received in 2009 for H1N1 CNY	Dec. 31, 2014 Grants received in 2009 for H1N1 CNY	Dec. 31, 2014 Grants received in 2013 for H5N1 USD ($)	Dec. 31, 2014 Grants received in 2013 for H5N1 CNY	Dec. 31, 2014 Grants for EV 71 vaccine research and development USD ($)	Dec. 31, 2014 Grants for EV 71 vaccine research and development CNY	Dec. 31, 2014 Grants received for research and and development, as well as purchasing equipment for EV71 vaccine production USD ($)	Dec. 31, 2014 Grants received for research and and development, as well as purchasing equipment for EV71 vaccine production CNY	Dec. 31, 2014 Other research projects USD ($) project	Dec. 31, 2014 Other research projects CNY	Dec. 31, 2013 Other research projects USD ($)	Dec. 31, 2013 Other research projects CNY
Deferred Government Grants
Government grants received	$ 3,520	21,700	$ 842	5,200	$ 936	5,900							20,000						$ 999	6,200				$ 3,223	20,000
Deferred government grants							376		383	1,466	1,800			9,100	10,900	630					3,900	81	500					723	4,500
Current portion of government grants	530		458							290				1,800		143					900	16	100					81	500	83	500
Non-current portion of government grants	7,494		4,746							1,176				7,300		487					3,000	65	400			1,525	9,500	642	4,000	578	3,600
Portion of grant recorded as a reduction to depreciation expense										290	237	285				143	119	82				16
Number of projects																												4	4
Number of projects, noncurrent																												3	3
Loan received							$ 1,934	12,000
Interest rate (as a percent)							0.36%	0.36%	0.36%
Effective interest rate used to calculate fair value differential (as a percent)							6.90%	6.90%